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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Brokerage Cash Reserves
ING Money Market Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of December 31, 2010 (Unaudited)

Principal Amount				Value
REPURCHASE AGREEMENT: 100.2%
$30,176,000		Morgan Stanley Repurchase Agreement dated 12/31/10, 0.120%, due 01/03/11, $30,176,302 to be received upon repurchase (Collateralized by $31,335,000 Federal Home Loan Bank, 1.625%-3.400%, Market Value plus accrued interest $30,783,431, due 07/27/11-08/05/20)		$30,176,000
		Total Investments in Securities
		(Cost $30,176,000)*	100.2%	$30,176,000
		Other Assets and Liabilities - Net	(0.2)	(58,923)
		Net Assets	100.0%	$30,117,077

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves	as of December 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	12/31/2010
Asset Table
Investments, at value
Repurchase Agreement	$—	$30,176,000	$—	$30,176,000
Total Investments, at value	$—	$30,176,000	$—	$30,176,000

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of December 31, 2010 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 5.9%
$6,000,000		BNP Paribas New York, 0.380%, due 04/19/11	$6,000,179
1,500,000		Deutsche Bank, 0.510%, due 05/25/11	1,500,059
250,000		Lloyds TSB Bank PLC, 0.500%, due 04/28/11	250,081
1,250,000		Lloyds TSB Bank PLC, 0.700%, due 01/21/11	1,250,312
4,000,000		Rabobank Nederland NV NY, 0.470%, due 11/16/11	4,000,000
1,000,000		Societe Generale NY, 0.340%, due 01/14/11	1,000,014
1,000,000		Svenska Handelsbanken AB, 0.265%, due 02/02/11	1,000,004
1,250,000		Svenska Handelsbanken AB, 0.280%, due 03/10/11	1,250,000
365,000		Westpac Banking Group, 0.340%, due 02/04/11	364,993
		Total Certificates of Deposit
		(Cost $16,615,642)	16,615,642
COMMERCIAL PAPER: 53.8%
6,500,000		American Honda Finance, 0.280%, due 03/01/11	6,497,015
3,500,000		ASB Finance Ltd., 0.376%, due 02/24/11	3,498,031
500,000		ASB Finance Ltd., 0.401%, due 06/01/11	499,161
7,000,000		Barclays US Funding LLC, 0.230%, due 01/04/11	6,999,866
1,000,000		Barton Capital LLC, 0.260%, due 01/04/11	999,978
1,000,000		Barton Capital LLC, 0.270%, due 01/05/11	999,970
4,750,000		Barton Capital LLC, 0.300%, due 02/01/11	4,748,773
1,250,000		Barton Capital LLC, 0.381%, due 01/14/11	1,249,841
1,250,000		BNP Paribas Finance, Inc., 0.240%, due 01/11/11	1,249,917
782,000		CAFCO LLC, 0.300%, due 02/10/11	781,746
2,000,000		CAFCO LLC, 0.330%, due 03/02/11	1,998,963
1,500,000		CAFCO LLC, 0.602%, due 01/19/11	1,499,550
3,750,000		CAFCO LLC, 0.672%, due 01/14/11	3,749,093
600,000		Cargill, Inc., 0.250%, due 01/21/11	599,917
5,000,000		Cargill, Inc., 0.280%, due 01/11/11	4,999,611
2,750,000		Ciesco LLC, 0.295%, due 02/22/11	2,748,828
500,000		Ciesco LLC, 0.300%, due 01/14/11	499,946
250,000		Ciesco LLC, 0.340%, due 02/14/11	249,896
2,000,000		Ciesco LLC, 0.672%, due 01/10/11	1,999,665
2,750,000		Ciesco LLC, 0.672%, due 01/13/11	2,749,386
3,000,000		Commonwealth Bank of Australia, 0.290%, due 03/03/11	2,998,526
4,750,000		Concord Minutemen Capital Co., 0.652%, due 08/15/11	4,730,617
2,000,000		Concord Minutemen Capital Co., 0.702%, due 03/24/11	1,996,811
1,000,000		Concord Minutemen Capital Co., 0.955%, due 01/11/11	999,917
1,000,000		Crown Point Capital Co., 0.310%, due 01/06/11	999,957
4,750,000		Crown Point Capital Co., 0.652%, due 08/15/11	4,730,617
2,250,000		Crown Point Capital Co., 0.702%, due 03/24/11	2,246,982
1,250,000		Danske Corp., 0.250%, due 01/06/11	1,249,957
4,500,000		Danske Corp., 0.250%, due 01/11/11	4,499,660
1,250,000		Danske Corp., 0.300%, due 02/08/11	1,249,615
1,750,000		Deutsche Bank, 0.240%, due 01/10/11	1,749,895
3,500,000		Deutsche Bank, 0.280%, due 01/18/11	3,499,537
1,000,000		Dexia Delaware LLC, 0.370%, due 01/04/11	999,969
1,500,000		Dexia Delaware LLC, 0.440%, due 01/12/11	1,499,798
5,500,000		Jupiter Securitization Company LLC, 0.240%, due 01/18/11	5,499,377
500,000		Jupiter Securitization Company LLC, 0.270%, due 01/13/11	499,955
2,000,000		Jupiter Securitization Company LLC, 0.280%, due 03/11/11	1,998,927
1,000,000		Natixis US Finance Co., 0.260%, due 01/06/11	999,964
6,000,000		Natixis US Finance Co., 0.290%, due 01/10/11	5,999,565
4,250,000		Old Line Funding LLC, 0.270%, due 01/18/11	4,249,458
2,000,000		Old Line Funding LLC, 0.270%, due 02/22/11	1,999,220
1,500,000		Old Line Funding LLC, 0.280%, due 03/18/11	1,499,113
2,000,000		Rabobank USA Finance Corp., 0.280%, due 03/10/11	1,998,942
5,500,000		RBS Holdings USA, Inc., 0.310%, due 01/12/11	5,499,479
5,500,000		Societe Generale North America, 0.370%, due 02/04/11	5,498,078
863,000		Svenska Handelsbanken AB, 0.250%, due 01/07/11	862,964
1,750,000		Thunder Bay Funding LLC, 0.270%, due 03/07/11	1,749,147
1,250,000		Thunder Bay Funding LLC, 0.280%, due 03/14/11	1,249,300
5,000,000		Thunder Bay Funding LLC, 0.300%, due 04/01/11	4,996,250
7,000,000		UBS Finance Delaware LLC, 0.160%, due 01/05/11	6,999,876
600,000		Variable Funding Capital, 0.270%, due 01/25/11	599,892
2,000,000		Variable Funding Capital, 0.270%, due 01/21/11	1,999,700
3,000,000		Variable Funding Capital, 0.270%, due 01/14/11	2,999,708
1,500,000		Variable Funding Capital, 0.270%, due 01/13/11	1,499,865
250,000		Westpac Banking Group, 0.300%, due 03/21/11	249,835
2,750,000		Westpac Banking Group, 0.300%, due 01/06/11	2,749,885
1,000,000		Windmill Funding Group, 0.260%, due 01/10/11	999,935
2,750,000		Windmill Funding Group, 0.310%, due 04/14/11	2,747,561
4,250,000		Windmill Funding Group, 0.531%, due 01/18/11	4,249,120
		Total Commercial Paper
		(Cost $151,766,127)	151,766,127
CORPORATE BONDS/NOTES: 12.5%
250,000	C	Abbott Laboratories, 3.750%, due 03/15/11	251,519
750,000	#	ANZ National Int’l Ltd., 0.388%, due 07/25/11	750,000
2,500,000	#	Commonwealth Bank of Australia, 0.321%, due 06/20/11	2,500,000
2,000,000		Credit Suisse FB USA Inc., 0.490%, due 03/02/11	2,000,260
2,075,000	C	Credit Suisse USA Inc., 6.125%, due 11/15/11	2,173,074

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of December 31, 2010 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES (continued)
$4,500,000		Dexia Credit Local S.A. New York, 0.561%, due 06/29/11		$4,500,000
3,200,000		Federal National Mortgage Association, 5.375%, due 11/15/11		3,339,599
350,000		Kreditanstalt fuer Wiederaufbau, 0.575%, due 03/02/11		350,124
1,500,000		Kreditanstalt fuer Wiederaufbau, 1.875%, due 03/15/11		1,503,582
2,250,000		Kreditanstalt fuer Wiederaufbau, 3.250%, due 02/15/11		2,257,397
1,000,000	#	Rabobank Nederland NV NY, 0.354%, due 12/16/11		1,000,000
2,000,000	C	Royal Bank of Canada, 0.630%, due 02/01/12		2,005,829
700,000	#	Royal Bank of Scottland PLC, 1.450%, due 10/20/11		704,632
500,000		Societe Generale NY, 0.350%, due 07/19/11		499,255
3,000,000	#, C	Svenska Handelsbanken AB, 0.386%, due 12/09/11		3,000,000
5,000,000		Toyota Motor Credit Corp., 0.440%, due 12/14/11		5,000,000
3,500,000	C	Westpac Banking Group, 0.358%, due 01/27/12		3,500,000
		Total Corporate Bonds/Notes
		(Cost $35,335,271)		35,335,271
U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.4%
453,000		Federal Farm Credit Bank, 4.700%, due 01/03/12		472,593
6,000,000		Federal Home Loan Bank, 0.450%, due 12/14/11		6,000,000
3,000,000		Federal Home Loan Bank, 0.500%, due 12/29/11		3,000,000
		Total U.S. Government Agency Obligations
		(Cost $9,472,593)		9,472,593
REPURCHASE AGREEMENT: 24.4%
68,880,000		Morgan Stanley Repurchase Agreement dated 12/31/10, 0.120%, due 01/03/11, $68,880,689 to be received upon repurchase (Collateralized by $70,710,000 Federal Home Loan Bank, 0.000%-3.000%, Market Value plus accrued interest $70,260,727, due 08/01/11-07/28/17)		68,880,000
		Total Repurchase Agreement
		(Cost $68,880,000)		68,880,000
		Total Investments in Securities
		(Cost $282,069,633)*	100.0%	$282,069,633
		Other Assets and Liabilities - Net	(0.0)	(32,794)
		Net Assets	100.0%	$282,036,839

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Money Market Fund	as of December 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	12/31/2010
Asset Table
Investments, at value
Certificates of Deposit	$—	$16,615,642	$—	$16,615,642
Commercial Paper	—	151,766,127	—	151,766,127
Corporate Bonds/Notes	—	35,335,271	—	35,335,271
U.S. Government Agency Obligations	—	9,472,593	—	9,472,593
Repurchase Agreements	—	68,880,000	—	68,880,000
Total Investments, at value	$—	$282,069,633	$—	$282,069,633

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 24, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 24, 2011